Cover	Aug. 14, 2023
Cover [Abstract]
Entity Registrant Name	TOMI ENVIRONMENTAL SOLUTIONS, INC.
Entity Central Index Key	0000314227
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 14, 2023
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-1947988
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-09908
Entity Address Address Line 1	8430 SPIRES WAY
Entity Address City Or Town	Frederick
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21701
City Area Code	800
Local Phone Number	525-1698
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	TOMZ
Security Exchange Name	NASDAQ